Operating Leases (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Operating Leases [Line Items]
Lease termination date			Dec. 31, 2030
Additional square feet (in Square Feet) | ft²			1,664
Total square feet (in Square Feet) | ft²			11,540
Total lease, cost			$ 180,000	$ 127,000
Annual payments			50,000
Right-of-use asset	$ 121,000	$ 850,000	528,000
Operating Leases Contractual Term [Member]
Operating Leases [Line Items]
Base rent payment			6,000
Total lease, cost			150
Right-of-use asset			$ 500,000